A Reconciliation of Liabilities Arising from Financing Activities - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
At beginning of financial year	$ (87,775)	$ 1,372,886	$ 4,127,818
Cash flows	(16,230)	(1,685,377)	(3,011,277)
Interest recharge to	(23,736)	(370,705)	(165,368)
Interest expense	143,340	595,421	421,713
At end of financial year	15,599	(87,775)	1,372,886
Lease liabilities
At beginning of financial year	168,548	243,264	312,253
Cash flows	(91,476)	(91,477)	(91,476)
Interest recharge to
Interest expense	10,560	16,761	22,487
At end of financial year	87,632	168,548	243,264
Borrowings
At beginning of financial year	5,088,600	7,184,114	810,983
Cash flows	(5,221,380)	(2,674,174)	5,973,905
Interest recharge to
Interest expense	132,780	578,660	399,226
At end of financial year		5,088,600	7,184,114
Loans to related parties
At beginning of financial year	(4,291,215)	(4,001,174)	(52,345)
Cash flows	4,314,951	80,664	(3,783,461)
Interest recharge to	(23,736)	(370,705)	(165,368)
Interest expense
At end of financial year		(4,291,215)	(4,001,174)
Amount due to/(from) related parties
At beginning of financial year	(1,053,708)	(2,053,318)	3,056,927
Cash flows	981,675	999,610	(5,110,245)
Interest recharge to
Interest expense
At end of financial year	$ (72,033)	$ (1,053,708)	$ (2,053,318)